Disposal of Subsidiaries - Disclosure of Detailed Information About Carrying Value of Assets and Liabilities in Subsidiary or Businesses Acquired or Disposed (Detail) - Buyer SSEC [Member] - TWD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fargen Power Corporation and TronGen Power Corporation [Member]
Disposal of Subsidiaries [Line Items]
Cash and cash equivalents		$ 203,607
Accounts receivable and other receivables		4,513
Other current assets		38,649
Property, plant and equipment		260,828
Other assets		54,397
Payable for equipment		(71,076)
Accrued expense and other current liabilities		(3,062)
Long-term borrowings		(84,187)
Net assets disposed of		$ 403,669
ChampionGen Power Corporation [Member]
Disposal of Subsidiaries [Line Items]
Cash and cash equivalents	$ 70,516
Other current assets	48,148
Payable for equipment	(19,933)
Net assets disposed of	$ 98,731